Joint ventures and equity method investments	12 Months Ended
Dec. 31, 2023
Joint ventures and equity method investments
Joint ventures and equity method investments

17. Joint ventures and equity method investments

The Group holds certain of its capital provision assets through joint ventures that are accounted for at fair value through profit or loss. See note 15 (Fair value of assets and liabilities) to the Group’s consolidated financial statements for additional information with respect to the Group’s valuation of its capital provision assets.

The table below sets forth the fair value of the Group’s interest in joint ventures and equity method investments, which are included in capital provision assets in the Group’s consolidated statements of financial position.

	December 31,
($ in thousands)	2023	2022
Interest in joint ventures	172,958	174,337
Interest in equity method investments	468	1,359

None of these joint ventures or equity method investments is individually material to the Group, and there are no significant restrictions on the ability of the joint ventures to make cash distributions or repayment of advances to the Group.

The table below sets forth the fair value of the Group’s share of commitments for the joint ventures and equity method investments, which are included in the commitment amounts relating to asset agreements, at the dates indicated. See note 21 (Financial commitments and contingent liabilities) to the Group’s consolidated financial statements for additional information with respect to the Group’s commitments and contingencies.

	December 31,
($ in thousands)	2023	2022
Commitments for joint ventures	139,753	146,275
Commitments for equity method investments	15,513	14,651